CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data, unless otherwise specified	Total CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated deficit CNY	Comprehensive Income CNY	Common shares CNY	Class A common shares CNY	Class B common shares CNY	US$ USD ($)	US$ Additional paid-in capital USD ($)	US$ Accumulated other comprehensive loss USD ($)	US$ Accumulated deficit USD ($)	US$ Class A common shares USD ($)	US$ Class B common shares USD ($)
Balance at Dec. 31, 2008	(291,443)	119,005	(13,116)	(397,483)		151
Balance (in shares) at Dec. 31, 2008						175,644,260
Comprehensive income (loss)
Net income (loss)	16,916			16,916	16,916
Foreign currency translation adjustment	(13)		(13)		(13)
Total comprehensive income (loss)	16,903				16,903
Share-based compensation	3,997	3,997
Balance at Dec. 31, 2009	(270,543)	123,002	(13,129)	(380,567)		151
Balance (in shares) at Dec. 31, 2009						175,644,260
Comprehensive income (loss)
Net income (loss)	30,782			30,782	30,782
Foreign currency translation adjustment	(9,009)		(9,009)		(9,009)
Total comprehensive income (loss)	21,773				21,773
Deemed dividend on Series C convertible preferred shares	(1,779)			(1,779)
Share-based compensation	10,300	10,300
Share-based compensation (in shares)						300,000
Re-registration of common shares to Class B common shares						(151)		151
Re-registration of common shares to Class B common shares (in shares)						(175,944,260)		175,944,260
Issuance of Class A common shares	1,343,357	1,343,312					45
Issuance of Class A common shares (in shares)							67,500,000
Initial public offering costs capitalized	(19,058)	(19,058)
Conversion of convertible preferred shares into common shares	319,809	319,718						91
Conversion of convertible preferred shares into common shares (in shares)								137,549,950
Conversion of Class B common shares into Class A common shares							19	(19)
Conversion of Class B common shares into Class A common shares (in shares)							26,973,340	(26,973,340)
Exercise of stock options	10,398	10,391					7
Exercise of stock options (in shares)							10,060,000
Balance at Dec. 31, 2010	1,414,257	1,787,665	(22,138)	(351,564)			71	223
Balance (in shares) at Dec. 31, 2010							104,533,340	286,520,870
Comprehensive income (loss)
Net income (loss)	(228,487)			(228,487)	(228,487)				(36,302)
Foreign currency translation adjustment	(66,198)		(66,198)		(66,198)
Total comprehensive income (loss)	(294,685)				(294,685)
Share-based compensation	11,457	11,457
Reimbursement of initial public offering costs	7,711	7,711
Initial public offering costs capitalized	(962)	(962)
Conversion of Class B common shares into Class A common shares							120	(120)
Conversion of Class B common shares into Class A common shares (in shares)							154,604,210	(154,604,210)
Exercise of stock options	20,008	20,002					6
Exercise of stock options (in shares)							5,945,210
Balance at Dec. 31, 2011	1,157,786	1,825,873	(88,336)	(580,051)			197	103	$ 183,952	$ 290,102	$ (14,036)	$ (92,161)	$ 31	$ 16
Balance (in shares) at Dec. 31, 2011							265,082,760	131,916,660